Deferred tax	12 Months Ended
Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Deferred tax	16 Deferred tax
Net deferred tax (liabilities)/assets comprise:

	Stock relief £m	Excess of capital allowances over depreciation £m	Tax losses £m	Undistributed earnings of associates and subsidiaries £m	Retirement benefits £m	Trademarks £m	Other temporary differences £m	Total £m
1 January 2025	7	26	378	(197)	22	(11,928)	2,586	(9,106)
Differences on exchange	10	7	—	15	(1)	809	(101)	739
Credited/(charged) to the income statement	(13)	(4)	311	32	(22)	354	(796)	(138)
Credited relating to changes in tax rates	2	2	—	—	—	206	(8)	202
Credited/(charged) to other comprehensive income	—	—	—	—	5	—	(13)	(8)
31 December 2025	6	31	689	(150)	4	(10,559)	1,668	(8,311)
1 January 2024	32	(21)	373	(221)	39	(12,486)	1,003	(11,281)
Differences on exchange	(5)	3	(1)	3	(1)	(227)	(4)	(232)
(Charged)/credited to the income statement	(24)	42	6	21	(21)	517	1,635	2,176
Credited/(charged) relating to changes in tax rates	4	2	—	—	—	268	(25)	249
Credited/(charged) to other comprehensive income	—	—	—	—	5	—	(23)	(18)
Net reclassifications as held-for-sale	—	—	—	—	—	—	—	—
31 December 2024	7	26	378	(197)	22	(11,928)	2,586	(9,106)
The net deferred tax liabilities are reflected in the Group balance sheet as follows: deferred tax asset of £2,032 million and deferred tax liability of
£10,343 million (2024: deferred tax asset of £2,573 million and deferred tax liability of £11,679 million), after offsetting assets and liabilities where there is a legally enforceable right to offset current tax assets and liabilities and where the deferred income taxes relate to the same fiscal authority.
The upfront cash payment in relation to the Approved Plans in Canada  described further in notes 24 and 31 gave rise to a tax loss in Canada. This tax loss is partially carried back to offset taxable profits of prior years and the remainder of the tax loss is carried forward to be utilised against future taxable income.
The movement in other temporary difference during 2025 primarily relates to the utilisation of the deferred tax asset established in 2024 in relation to the
Approved Plans and the movement in tax losses during 2025 includes recognition of deferred tax asset on losses available to be carried forward.
The Group net deferred tax liability of £8,311 million includes a net deferred tax asset of £727 million (2024: £551 million) in relation to UK Group companies, which relates mainly to tax losses (£501 million; 2024: £394 million) and the excess of capital allowances over depreciation (£221 million; 2024:
£215 million). The tax losses are expected to be utilised in future periods as a result of increased profitability in UK Group companies which is expected to follow from improved efficiency in the delivery of business activities. Based on current forecasts UK group companies are expected to generate taxable profits from 2028, from which time it is expected that the tax losses will start to reduce. The losses are forecast to be fully utilised within 7 years thereafter, accounting for a 10% increase or decrease in the total profits of UK group companies.
The Group has applied the mandatory exception to recognising and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes in accordance with IAS 12 Income Taxes.
At the balance sheet date, the Group has not recognised a deferred tax asset in respect of unused tax losses of £366 million (2024: £365 million) which have no expiry date and unused tax losses of £156 million (2024: £201 million) which will expire within the next 20 years.
In 2025 and 2024 the Group has not recognised any deferred tax asset in respect of deductible temporary differences which have no expiry date and has not recognised any deferred tax asset (2024: nil) in respect of deductible temporary differences which will expire within the next 10 years.
At the balance sheet date, the Group has unused tax credits of £80 million (2024: £80 million) which have no expiry date. No amount of deferred tax has been recognised in respect of these unused tax credits.
At the balance sheet date, the aggregate amount of undistributed earnings of subsidiaries which would be subject to dividend withholding tax and for which no withholding tax liability has been recognised was £0.8 billion (2024: £1.2 billion).